Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,657.20
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,657.20
Narrative - Max Aggregate Offering Price	$ 12,000,000.00
Final Prospectus	true